MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICIES [Abstract]
Schedule of Detailed Information About Basis of Consolidation
As of December 31, 2025 and 2024, the following entities comprise the Group (the individual or consolidated figures of their financial statements are presented in accordance with IFRS Accounting Standards and before eliminations for consolidation purposes, except for the elimination of Credicorp’s treasury shares and its related dividends):

Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net profit (loss)
		2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2023
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Grupo Crédito S.A. and Subsidiaries (i)	Holding, Peru	100.00	100.00	241,448,365	231,724,646	203,624,697	197,418,592	37,823,668	34,306,054	6,475,332	5,179,505	4,562,831
Pacífico Compañía de Seguros y Reaseguros S.A and Subsidiaries (ii)	Insurance, Peru	98.86	98.86	20,619,872	17,890,138	16,309,989	14,504,765	4,309,883	3,385,373	784,502	765,767	803,384
Atlantic Security Holding Corporation and Subsidiaries (iii)	Capital Markets, Cayman Islands	100.00	100.00	5,390,195	6,014,937	4,040,240	5,026,510	1,349,955	988,427	737,562	569,689	474,780
Credicorp Capital Ltd. and Subsidiaries (iv)	Capital Markets and Asset management, Bermudas	100.00	100.00	6,707,397	5,235,733	5,395,856	4,070,432	1,311,541	1,165,301	100,479	58,501	(135,495)
CCR Inc.(v)	Special purpose Entity, Bahamas	100.00	100.00	202	260	1	4	201	256	(55)	(22)	(106)
(i)Grupo Crédito is a company whose main activities are to carry out management and administration activities of the Credicorp Group’s subsidiaries and invest in shares listed on the Peruvian Stock Exchange and unlisted shares of Peruvian companies. we present the individual or consolidated figures of their financial statements are presented in accordance with IFRS Accounting Standards and before eliminations for consolidation purposes:

Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net profit (loss)
		2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2023
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Banco de Crédito del Perú and Subsidiaries (a)	Banking, Peru	97.74	97.74	219,933,373	211,086,260	191,487,370	184,934,666	28,446,003	26,151,594	6,500,570	5,311,804	4,583,662
Inversiones Credicorp Bolivia S.A. and Subsidiaries (b)	Banking, Bolivia	99.92	99.96	10,910,443	14,028,528	10,144,528	13,106,538	765,915	921,990	85,379	92,781	84,898
Prima AFP (c)	Private pension fund administrator, Peru	100.00	100.00	684,509	657,971	231,235	182,419	453,274	475,552	146,543	132,926	149,549
Tenpo SpA and Subsidiaries (d)	Holding, Chile	100.00	100.00	2,063,256	903,698	1,708,824	646,952	354,432	256,746	(148,391)	(118,344)	(111,692)
Yape Market (e)	Digital platform for e‑commerce, Peru	100.00	100.00	149,960	119,137	69,283	60,567	80,677	58,570	(7,993)	(35,190)	(8,345)
Krealo Management (f)	Management and development of digital businesses and innovation, Peru	99.99	99.99	89,338	54,414	51,766	7,175	37,572	47,239	(72,029)	(55,679)	—
Compañía Incubadora de Soluciones Móviles S.A - Culqi (g)	Payment Processing Services, Peru	100.00	100.00	225,546	200,890	171,339	134,725	54,207	66,165	(62,458)	(90,040)	(89,075)
Other minors Subsidiaries (h)				3,054	2,715	1,105	570	1,949	2,145	(836)	(1,194)	(565)
a)    BCP was established in 1889 and its activities are regulated by the Superintendency of Banks, Insurance and Pension Funds -Perú (the authority that regulates banking, insurance and pension funds activities in Perú, hereinafter “the SBS”).
Its main Subsidiary is Mibanco, Banco de la Microempresa S.A. (hereinafter “MiBanco”), a banking entity in Perú oriented towards the micro and small business sector. As of December 31, 2025, the assets, liabilities, equity and net result of Mibanco amount to approximately S/18,372.4 million, S/15,570.4 million, S/2,802.0 million and S/455.3 million, respectively (S/16,947.3 million, S/14,279.3 million, S/2,668.0 million and S/309.1 million, respectively December 31, 2024).
b)    Inversiones Credicorp Bolivia S.A. (hereinafter “ICBSA”) was established in February 2013 and its objective is to make capital investments for its own account or for the account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products.
Its principal Subsidiary is Banco de Crédito de Bolivia (hereinafter “BCB”), a commercial bank which operates in Bolivia. As of December 31, 2025, the assets, liabilities, equity and net result of BCB were approximately S/10,865.5 million, S/10,046.5 million, S/819.0 million and S/85.9 million, respectively (S/13,974.7 million, S/12,968.7 million, S/1,006.0 million and S/93.5 million, respectively as of December 31, 2024).
c)    Prima AFP is a private pension fund administrator, and its activities are regulated by the SBS.
d)    Tenpo SpA (hereinafter “Tenpo", before “Krealo SpA”) was established in Chile in January 2019; and is oriented to make capital investments outside the country. On July 1, 2019, Tenpo (Krealo SpA) acquired Tenpo Technologies SpA (before “Tenpo SpA”) and Tenpo Prepago S.A. (before “Multicaja Prepago S.A.”). This group of companies offers certain financial products and is currently undergoing the regulatory approval process before the Chilean Superintendency of Banks and Financial Institutions for the granting of a banking license and the establishment of Tenpo Bank.
e)    Yape Market S.A.C. (“Yape Market”) was incorporated on July 1, 2022, and its main activity is to offering promotion, sales management, and product and service placement solutions through a digital commerce platform.
f)    Krealo Management S.A. (hereinafter, “Krealo Management”) was incorporated in September 2022 and its objective is to make investments and participate in the equity of other domestic and foreign companies. Its subsidiaries are Wally POS S.A.C., Sami Shop S.A.C., and Monokera S.A.C.
g)    Culqi was created in December 2013, and its principal activity is to provide digital payment processing services, which consist of collecting consumer payments through online or physical platforms.
h)    Other minor subsidiaries include Inversiones 2020 S.A, and Soluciones en Procesamiento S.A.
(ii)    Pacífico Seguros is an entity supervised by the SBS, whose economic activities include the underwriting and administration of general and life insurance policies, reinsurance operations, as well as real estate and financial investments. It has subsidiaries including Crediseguro Seguros Personales, Crediseguro Seguros Generales, Pacífico Asiste, and Pacífico EPS and its subsidiaries, which actively participate in the multiple insurance and health insurance businesses, respectively.
(iii)Its most important subsidiary is ASB Bank Corp. (merged with Atlantic Security Bank on August 2021, was established in September 9, 2020 in the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers.
(iv)Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Holding Colombia (owner of Credicorp Capital Colombia and Mibanco – Banco de la Microempresa de Colombia S.A.), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. We present below the consolidated financial statements in accordance with IFRS and before eliminations for consolidation purposes:

Entity	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net profit (loss)
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2023
	%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Credicorp Holding Colombia S.A.S. and Subsidiaries (a)	100.00	100.00	5,518,459	4,204,281	4,591,242	3,404,834	927,217	799,447	88,288	27,913	(163,342)
Credicorp Capital Holding Chile and Subsidiaries (b)	100.00	100.00	841,116	717,727	673,028	548,753	168,088	168,974	1,345	9,460	(10,716)
Credicorp Capital Holding Perú S.A. and Subsidiaries (c)	100.00	100.00	293,616	278,115	124,127	111,448	169,489	166,667	21,215	21,958	4,318
a)    Credicorp Holding Colombia was incorporated in Colombia on March 5, 2012, and its main purpose is the administration, management and increase of its equity through the promotion of industrial and commercial activity, through investment in other companies or legal persons.
Its main subsidiaries are Credicorp Capital Colombia S.A, which was acquired in Colombia in 2012 and merged with Ultraserfinco S.A. In June 2020, this subsidiary is oriented to the activities of commission agents and securities brokers. Likewise, Mibanco Colombia (before Banco Compartir S.A.) was acquired in 2019 and merged with Edyficar S.A.S. in October 2020, this subsidiary is oriented to grant credits to the micro and small business sector. As of December 31, 2023, Credicorp Holding Colombia has recognized an impairment of the goodwill of Mibanco Colombia for S/64.1 million (Credicorp’s equity holders), see Note 10(b).
As of December 31, 2025, and 2024, the direct and indirect interest held by Credicorp and the assets, liabilities, equity and net income were:

Entity	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net profit (loss)
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2023
	%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Credicorp Capital Colombia S.A.	100.00	100.00	2,317,332	1,591,003	2,130,702	1,408,214	186,630	182,789	70,622	75,050	37,120
Mibanco – Banco de la Microempresa de Colombia S.A.	99.97	99.97	2,811,815	2,278,827	2,368,964	1,900,048	442,851	378,779	47,037	(9,521)	(72,608)
b)    Credicorp Holding Chile was incorporated in Chile on July 18, 2012, and aims to invest for long-term profitable purposes, in corporeal goods (movable and immovable property) and incorporeal, located in Chile or abroad. Its main subsidiary is Credicorp Capital Chile S.A.
c)    Credicorp Capital Holding Perú S.A. was incorporated in Peru on October 30, 2014, and aims to be the Peruvian holding of investment banking. Its main subsidiary Credicorp Capital Perú S.A.A.; which has as its main activity the function of holding shares, participations and transferable securities in general, providing advisory services in corporate and financial matters, and investment in real estate.
(v)CCR Inc. was incorporated in the year 2000. Its main activity is to manage funding granted to BCP by foreign financial entities or investors. These loans matured in the course of 2022 and were guaranteed by transactions carried out by BCP.
Schedule of Discount Rates Applied to Discount Future Cash Flows	The discount rates applied to discount future cash flows are summarized below:

	1 year			3 years			5 years
	2025	2024	2023	2025	2024	2023	2025	2024	2023

Soles	4.68%	4.86%	5.98%	4.90%	5.41%	6.18%	5.42%	6.20%	6.62%
Soles VAC	1.56%	1.69%	1.44%	2.10%	2.59%	3.13%	2.67%	3.18%	3.58%
Dollars	4.99%	5.71%	6.52%	5.06%	5.82%	5.74%	5.24%	5.93%	5.57%

	10 years			20 years
	2025	2024	2023	2025	2024	2023

Soles	6.74%	7.40%	7.12%	7.73%	7.88%	7.41%
Soles VAC	3.55%	3.66%	3.91%	3.84%	3.91%	4.08%
Dollars	5.69%	6.13%	5.61%	6.30%	6.41%	5.93%

Schedule of Estimated Useful Lives of Intangible Assets
Intangible assets resulting from business combinations are recognized in the consolidated statement of financial position at their fair values determined on the acquisition date and are amortized using the straight line method over their estimated useful life as follows:

Estimated useful life in years
Client relationship - Prima AFP (AFP Unión Vida)	20.0
Client relationship – Credicorp Capital Holding Chile (Inversiones IMT)	22.0
Client relationship - Ultraserfinco	9.2
Client relationship - Pacífico EPS and Medical Services	10.0
Brand - Mibanco	25.0
Brand - Joinnus	20.0
Brand - Culqi	5.0
Brand - Pacífico EPS and Medical Services	Indefinite
Fund manager contract - Credicorp Capital Colombia	20.0 and 28.0
Fund manager contract - Credicorp Capital Holding Chile (Inversiones IMT)	11.0 and 24.0
Fund manager contract - Ultraserfinco	23.0